FILED PURSUANT TO RULE 497(e)
REGISTRATION FILE NO. 33-40682


                                                   October 20, 1995



THE LAZARD FUNDS, INC.
Lazard Strategic Yield Portfolio
Supplement to Prospectus Dated May 1, 1995



          Effective October 20, 1995, Eulogio Ramos no longer serves as a portfolio manager of the Lazard Strategic Yield
Portfolio. The Portfolio's other portfolio managers remain the same.